Label	Element	Value
Innovator Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 5.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 659.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator Buffer Step-Up Strategy ETF | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 522.16 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)